Accumulated Other Comprehensive Income (Loss) - Summary of Changes in Accumulated Other Comprehensive Income (Loss), Net of Tax (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income (loss)	$ 1,669	$ 21
Other		37
Currently Stated, Due To Changes In Accounting Policy
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	772	714
Balance, end of period	2,441	772
Unrealized foreign currency translation gains (losses), net of hedging activities
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income (loss)	1,346	(339)
Unrealized foreign currency translation gains (losses), net of hedging activities | Currently Stated, Due To Changes In Accounting Policy
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	1,350	1,689
Balance, end of period	2,696	1,350
Unrealized gains (losses) on FVOCI assets
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income (loss)	104	485
Other		0
Unrealized gains (losses) on FVOCI assets | Currently Stated, Due To Changes In Accounting Policy
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	(354)	(839)
Balance, end of period	(250)	(354)
Unrealized gains (losses) on cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	(1)	(18)
Other comprehensive income (loss)	5	17
Other		0
Balance, end of period	4	(1)
Unrealized gains (losses) on cash flow hedges | Currently Stated, Due To Changes In Accounting Policy
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	(1)	(18)
Balance, end of period	4	(1)
Share of other comprehensive income (loss) in joint ventures and associates
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income (loss)	201	(44)
Other		0
Share of other comprehensive income (loss) in joint ventures and associates | Currently Stated, Due To Changes In Accounting Policy
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	(151)	(107)
Balance, end of period	50	(151)
Remeasurement of defined benefit plans
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income (loss)	19	(105)
Other		37
Remeasurement of defined benefit plans | Currently Stated, Due To Changes In Accounting Policy
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	(217)	(149)
Balance, end of period	(198)	(217)
Share of other comprehensive income (loss) in joint ventures and associates
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income (loss)	(7)	7
Other		0
Share of other comprehensive income (loss) in joint ventures and associates | Currently Stated, Due To Changes In Accounting Policy
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	2	(5)
Balance, end of period	(5)	2
Revaluation surplus on transfers to investment properties
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income (loss)	1	0
Other		0
Revaluation surplus on transfers to investment properties | Currently Stated, Due To Changes In Accounting Policy
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	143	143
Balance, end of period	144	143
Participating account
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income (loss)	(3)	9
Other		0
Participating account | Currently Stated, Due To Changes In Accounting Policy
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	6	(3)
Balance, end of period	3	6
Non-controlling interests
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income (loss)	10	(3)
Other		0
Non-controlling interests | Currently Stated, Due To Changes In Accounting Policy
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	1	4
Balance, end of period	11	1
Shareholders
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income (loss)	1,662	15
Other		37
Shareholders | Currently Stated, Due To Changes In Accounting Policy
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	765	713
Balance, end of period	$ 2,427	765
Other reserves [member]
Disclosure of analysis of other comprehensive income by item [line items]
Other		$ 0